----------

PaineWebber offers a family of 26 funds which encompass a diversified range of investment goals.

BOND FUNDS
o High Income Fund
o Investment Grade Income Fund
o Low Duration U.S. Government Income Fund
o Strategic Income Fund
o U.S. Government Income Fund

TAX-FREE BOND FUNDS
o California Tax-Free Income Fund
o Municipal High Income Fund
o National Tax-Free Income Fund
o New York Tax-Free Income Fund

STOCK FUNDS
o Enhanced S&P 500 Fund
o Enhanced Nasdaq-100 Fund
o Financial Services Growth Fund
o Growth Fund
o Growth and Income Fund
o Mid Cap Fund
o Small Cap Fund
o S&P 500 Index Fund
o Strategy Fund
o Tax-Managed Equity Fund

ASSET ALLOCATION FUNDS
o Balanced Fund
o Tactical Allocation Fund

GLOBAL FUNDS
o Asia Pacific Growth Fund
o Emerging Markets Equity Fund
o Global Equity Fund
o Global Income Fund

PAINEWEBBER MONEY MARKET FUND

                                  PAINEWEBBER
                        (C)2000 PaineWebber Incorporated
                              All Rights Reserved.


PAINEWEBBER

============================
TACTICAL
ALLOCATION
FUND





AUGUST 31, 2000

ANNUAL REPORT

PAINEWEBBER TACTICAL ALLOCATION FUND

                                                                   ANNUAL REPORT

PERFORMANCE AT A GLANCE
================================================================================

     Comparison of the change of a $10,000 investment in PaineWebber Tactical Allocation Fund (Class C) and the S&P500 Index from July 22, 1992 through August 31, 2000.


The graph depicts the performance of PaineWebber Tactical Allocation Fund (Class
C) versus the S&P 500 Index. It is important to note PaineWebber Tactical Allocation Fund is a professionally managed mutual fund while the Index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

         [The table below represents a line chart in the printed piece]

                    PaineWebber
                      Tactical
                  Allocation Fund
                     (Class C)                  S&P 500 Index

7/1/92                10000                       10000
8/1/92                10316.7                     10408
9/1/92                10100                       10195.68
10/1/92               10208.3                     10315.99
11/1/92               10233.3                     10351.06
12/1/92               10550                       10703
1/1/93                10667.1                     10834.64
2/1/93                10734.2                     10925.65
3/1/93                10868.3                     11074.24
4/1/93                11073.8                     11307.91
5/1/93                10771.6                     11034.26
6/1/93                11040.2                     11328.87
7/1/93                11053.2                     11361.73
8/1/93                10985.8                     11316.28
9/1/93                11373.6                     11745.17
10/1/93               11276.6                     11654.73
11/1/93               11487.8                     11895.98
12/1/93               11361.1                     11782.97
1/1/94                11481.6                     11925.54
2/1/94                11855.5                     12331.01
3/1/94                11515.6                     11996.84
4/1/94                10997.4                     11474.98
5/1/94                11116.5                     11621.86
6/1/94                11278.2                     11811.3
7/1/94                10981.5                     11521.92
8/1/94                11331.6                     11899.84
9/1/94                11767.1                     12386.54
10/1/94               11454.4                     12084.31
11/1/94               11702.5                     12355
12/1/94               11249.1                     11905.28
1/1/95                11334.3                     12081.47
2/1/95                11584.5                     12394.38
3/1/95                11973.8                     12876.53
4/1/95                12306.9                     13256.38
5/1/95                12641.2                     13646.12
6/1/95                13114.9                     14190.6
7/1/95                13387.7                     14519.82
8/1/95                13815.7                     15000.43
9/1/95                13834.3                     15037.93
10/1/95               14404.6                     15672.53
11/1/95               14330.1                     15616.11
12/1/95               14945                       16300.1
1/1/96                15199.2                     16614.69
2/1/96                15679.2                     17179.59
3/1/96                15789.2                     17339.36
4/1/96                15919.2                     17505.81
5/1/96                16129.2                     17763.15
6/1/96                16519.1                     18219.66
7/1/96                16559.1                     18288.9
8/1/96                15799.2                     17480.53
9/1/96                16119.2                     17849.37
10/1/96               16999.1                     18852.5
11/1/96               17449.1                     19372.83
12/1/96               18739                       20835.48
1/1/97                18339.8                     20422.94
2/1/97                19454.7                     21697.33
3/1/97                19565.2                     21868.74
4/1/97                18731.5                     20972.12
5/1/97                19836.4                     22222.06
6/1/97                21011.5                     23579.83
7/1/97                21925.4                     24629.13
8/1/97                23642.9                     26587.14
9/1/97                22277                       25098.26
10/1/97               23462.1                     26471.14
11/1/97               22638.6                     25587
12/1/97               23653                       26771.68
1/1/98                24026.2                     27232.15
2/1/98                24268.9                     27531.71
3/1/98                25978.6                     29516.74
4/1/98                27273.5                     31028
5/1/98                27435.3                     31344.49
6/1/98                27071.2                     30805.36
7/1/98                28113.1                     32056.06
8/1/98                27779.3                     31716.26
9/1/98                23722.7                     27133.26
10/1/98               25209.8                     28872.51
11/1/98               27222.9                     31216.95
12/1/98               28841.5                     33108.7
1/1/99                30459.4                     35015.76
2/1/99                31678.2                     36479.42
3/1/99                30645.3                     35344.91
4/1/99                31833.1                     36758.71
5/1/99                33031.2                     38181.27
6/1/99                32204.9                     37280.19
7/1/99                33940.2                     39349.24
8/1/99                32845.3                     38121.55
9/1/99                32638.8                     37930.94
10/1/99               31698.8                     36891.63
11/1/99               33661.3                     39226.87
12/1/99               34301.7                     40023.18
1/1/2000              35827.8                     42376.54
2/1/2000              34825.8                     40249.24
3/1/2000              34541                       39488.53
4/1/2000              36249.6                     43350.5
5/1/2000              35732.8                     42045.65
6/1/2000              35405.9                     41183.72
7/1/2000              35859.4                     42196.84
8/1/2000              35405.9                     41538.57
9/1/2000              37061.7                     44118.11


Past performance is no guarantee of future performance. The performance of the other classes will vary from the performance of the class shown because of differences in sales charges and fees paid by shareholders investing in different classes.

--------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN, PERIODS ENDED 8/31/00
--------------------------------------------------------------------------------
                                     6 Months    1 Year   5 Years   Inception(o)
--------------------------------------------------------------------------------
Before Deducting          CLASS A*     7.69%     14.37%    22.70%      19.18%
Maximum Sales Charge      CLASS B**    7.28      13.54     N/A         20.85
                          CLASS C+     7.30      13.55     21.79       17.51
                          CLASS Y++    7.84      14.72     23.04       19.51
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
After Deducting           CLASS A*     2.83       9.22     21.57       18.43
Maximum Sales Charge      CLASS B**    2.28       8.54      N/A        20.62
                          CLASS C+     6.30      12.55     21.79       17.51
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
S&P 500 Index                         11.72      16.31     24.03       19.58
Lipper Flexible Portfolio
Funds Median                           7.33      13.13     14.28       17.53
--------------------------------------------------------------------------------


The investment return and the principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Six-month and one-year returns are cumulative.

o Inception: since commencement of issuance on May 10, 1993 for Class A, January 30, 1996 for Class B, July 22, 1992 for Class C shares and May 10, 1993 for Class Y shares. Index and Lipper Median inception returns are as of oldest share class inception.

* Maximum sales charge for Class A shares is 4.5% of the public offering price. Class A shares bear ongoing 12b-1 service fees.

** Maximum contingent deferred sales charge for Class B shares is 5% and is reduced to 0% after six years. Class B shares bear ongoing 12b-1 distribution and service fees.

+ Maximum contingent deferred sales charge for Class C shares is 1% and is reduced to 0% after one year. Class C shares bear ongoing 12b-1 distribution and service fees.

++ The Fund offers Class Y shares to a limited group of eligible investors, including participants in certain investment programs that are sponsored by PaineWebber and that may invest in PaineWebber mutual funds, as well as the trustee of the PaineWebber 401(k) Plus Plan. Class Y shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 distribution and service fees.

ANNUAL REPORT

    PAINEWEBBER
    TACTICAL ALLOCATION FUND

    INVESTMENT GOAL:
    Total return consisting of long-term capital appreciation and current income

    PORTFOLIO MANAGER:
    Kirk Barneby
    Mitchell Hutchins
    Asset Management Inc.

    COMMENCEMENT:
    May 10, 1993 (Class A)
    January 30, 1996 (Class B)
    July 22, 1992 (Class C)
    May 10, 1993 (Class Y)

    DIVIDEND PAYMENTS:
    Annually


                                                                October 16, 2000

Dear Shareholder,

   We are pleased to present you with the annual report for PaineWebber Tactical Allocation Fund (the "Fund") for the fiscal year ended August 31, 2000.


MARKET REVIEW
================================================================================
[GRAPHIC OMITTED]

   There was a great deal of volatility in the financial markets during the year, in part because of the ongoing tug of war between interest rate expectations and the outlook for corporate profits. Technology stocks led the equity markets during the first half of the fiscal year. By spring the air came out of the dot-com balloon due to valuation concerns. An ever-smaller number of stocks accounted for most of the market's gains, while day-to-day market price fluctuations became more volatile. Daily price swings of one or two percent of value became the norm in the latter part of the period.

   The NASDAQ Composite Index, buffeted by shifting values among dot-com enterprises, nonetheless ended the fiscal year up 53.55%. The Dow Jones Industrial Average (the "Dow") was up 5.17% and the S&P 500 Index was up 16.31%. All three indexes rebounded from negative returns in the first half of the fiscal year.

ANNUAL REPORT


PORTFOLIO HIGHLIGHTS

   The Fund's equity allocation changed several times during the Fund's fiscal year, when the Fund's Tactical Allocation Model dictated a shift in the allocation between equities and bonds or cash. Performance was helped in the first three months of the period by a steady 100% allocation in stocks. After a brief 75% equity allocation in December, the Fund held equities at 50% from January through June. In four of these six months this allocation helped Fund performance but had a negative impact in March and June. In July, we shifted to a 75% equity allocation, which we held through August.

    The Fund underperformed the S&P 500 Index by 1.94% for the fiscal year.* The Fund's allocation shifts detracted from performance for the year as a whole, mainly by not capturing the full extent of the large gain of the S&P 500 in March (when the Fund held a 50% allocation in equities). Allocation shifts benefited the Fund in most other months, however, helping to avoid some of the losses sustained by the Index. Despite lagging the S&P 500, the Fund outperformed the median for its peer group, the Lipper Flexible Portfolio Funds universe.

--------------------------------------------------------------------------------
HOW THE FUND WORKS

The Fund attempts to outperform the S&P 500 Index over the long term, with less volatility over the course of a full market cycle, by shifting assets between stocks and bonds or cash based on the Tactical Allocation Model (the "Model"). Management employs the Model to determine the Fund's asset mix between an equity portion designed to track the performance of the Index and a fixed-income portion consisting of either bonds (generally five-year U.S. Treasury notes) or cash (generally 30-day U.S. Treasury bills).

The Model is a systematic, quantitative approach to calculating the risk premium of stocks and bonds. The risk premium is the difference between the expected rate of return of equities versus the expected return of a risk-free investment, such as the one-year Treasury bill. Changes in the allocation are dictated by changes in the Equity Risk Premium (ERP). When the ERP is 5.5% or more, the stock allocation is 100%. At 5.0% to 5.5%, the stock allocation is 75%. And, at 4.5% to 5.0%, the allocation is 50%. For every 0.5% that the ERP drops below 5.5%, the Model would signal that another 25% of the Fund's assets must be shifted out of stocks. The portion of the Fund, if any, that is not invested in equities is invested in either bonds or cash. The decision to invest in bonds (five-year U.S. Treasury notes) or cash (30-day U.S. Treasury bills) is determined by the Bond Risk Premium. The BRP is the difference between the yield-to-maturity of the five-year U.S. Treasury note and the one-year U.S. Treasury bill. When the BRP is less than 0.5%, as it was at year-end, the non-equity portion of the Fund, if any, is in cash; if the spread is 0.5% or greater, the fixed income portion, if any, is invested in bonds.

The Fund's Model attempts to outperform the S&P 500 Index over the long term with less volatility by shifting assets between stocks and bonds or cash. Of course, as with all investment disciplines, there is no guarantee the Model will accurately anticipate significant shifts in the markets and correctly determine when to move into or out of stocks, bonds or cash.
--------------------------------------------------------------------------------

* The statement refers to Class A shares of PaineWebber Tactical Allocation
Fund.

ANNUAL REPORT


PORTFOLIO STATISTICS

CHARACTERISTICS(1)                            8/31/00               2/29/00
--------------------------------------------------------------------------------
Net Assets ($bln)                              $3.0                   $2.8
Number of Securities                            473                    474
Equity Risk Premium                            5.05%                  4.67%
Bond Risk Premium                              0.16%                  0.47%
Stocks                                           76%                    50%
Bonds                                             0%                     0%
Cash                                             24%                    50%
--------------------------------------------------------------------------------


TOP FIVE EQUITY SECTORS(1)    8/31/00                                  2/29/00
--------------------------------------------------------------------------------
Technology                     22.0%     Technology                      12.1%
Financial Services             14.5      Financial Services               5.6
Consumer Cyclicals              8.3      Consumer Cyclicals               4.2
Healthcare                      7.9      Healthcare                       3.2
Utilities                       6.2      Utilities                        3.2
--------------------------------------------------------------------------------
Total                          58.9      Total                           28.3


TOP TEN EQUITY HOLDINGS(1)    8/31/00                                   2/29/00
--------------------------------------------------------------------------------
General Electric                3.3%     Microsoft                        2.0%
Intel                           2.9      Cisco Systems                    1.9
Cisco Systems                   2.7      General Electric                 1.9
Microsoft                       2.1      Intel                            1.6
Exxon Mobil                     1.6      Exxon Mobil                      1.1
Pfizer                          1.6      Wal Mart Stores                  0.9
Citigroup                       1.5      Oracle Systems                   0.9
Oracle Systems                  1.5      Lucent Technologies              0.8
IBM                             1.3      IBM                              0.8
EMC                             1.2      Citigroup                        0.7
--------------------------------------------------------------------------------
Total                          19.7      Total                           12.6


(1) Weightings represent percentages of net assets as of the dates indicated. Changes in sector weightings and stock holdings reflect changes in the S&P 500 Index for the period ended 8/31/00, weightings also reflect the Fund's current stock allocation.

                                                                   ANNUAL REPORT


     Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For a QUARTERLY REVIEW on PaineWebber Tactical Allocation Fund or another fund in the PaineWebber Family of Funds,(2) please contact your Financial Advisor.



Sincerely,


/s/ MARGO ALEXANDER                 /s/ T. KIRKHAM BARNEBY
-----------------------             --------------------------------------------
MARGO ALEXANDER                     T. KIRKHAM BARNEBY
Chairman                            Managing Director and Chief
Mitchell Hutchins Asset             Investment Officer--Quantitative Investments
  Management Inc.                   Mitchell Hutchins Asset Management Inc.



/s/ BRIAN M. STORMS
---------------------------------------
BRIAN M. STORMS
Chief Executive Officer and President
Mitchell Hutchins Asset Management Inc.


This letter is intended to assist shareholders in understanding how the Fund performed during the fiscal year ended August 31, 2000, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances. We encourage you to consult your Financial Advisor regarding your personal investment program.



(2) Mutual funds are sold by prospectus only. The prospectuses for the funds contain more complete information regarding risks, charges and expenses, and should be read carefully before investing.

PAINEWEBBER TACTICAL ALLOCATION FUND


PERFORMANCE RESULTS (UNAUDITED)

                                           NET ASSET VALUE                              TOTAL RETURN(1)
                              ------------------------------------------     -----------------------------------
                                                                                 12 MONTHS          6 MONTHS
                              08/31/00        02/29/00          08/31/99      ENDED 08/31/00     ENDED 08/31/00
----------------------------------------------------------------------------------------------------------------------------
Class A Shares                 $35.59          $33.05            $31.79           14.37%               7.69%
----------------------------------------------------------------------------------------------------------------------------
Class B Shares                  34.92           32.55             31.41           13.54                7.28
----------------------------------------------------------------------------------------------------------------------------
Class C Shares                  35.14           32.75             31.60           13.55                7.30
----------------------------------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS A SHARES

                                   NET ASSET VALUE
                              -----------------------        CAPITAL GAINS      DIVIDENDS             TOTAL
PERIOD COVERED                BEGINNING        ENDING         DISTRIBUTED         PAID               RETURN(1)
----------------------------------------------------------------------------------------------------------------------------
05/10/93-12/31/93              $12.90          $13.49          $ 0.0440        $ 0.1980                6.48%
----------------------------------------------------------------------------------------------------------------------------
1994                            13.49           12.20            0.9720          0.2340               (0.59)
----------------------------------------------------------------------------------------------------------------------------
1995                            12.20           15.16            1.0555          0.2407               35.12
----------------------------------------------------------------------------------------------------------------------------
1996                            15.16           18.21            0.0811          0.1358               21.53
----------------------------------------------------------------------------------------------------------------------------
1997                            18.21           23.73            0.1769          0.1204               32.00
----------------------------------------------------------------------------------------------------------------------------
1998                            23.73           29.52            0.5825          0.1745               27.77
----------------------------------------------------------------------------------------------------------------------------
1999                            29.52           34.24            0.6966          0.0202               18.49
----------------------------------------------------------------------------------------------------------------------------
01/01/00-08/31/00               34.24           35.59             --               --                  3.94
----------------------------------------------------------------------------------------------------------------------------
                                                       Totals: $ 3.6086        $ 1.1236
----------------------------------------------------------------------------------------------------------------------------
                                                            CUMULATIVE TOTAL RETURN AS OF 08/31/00:  261.11%
----------------------------------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS B SHARES

                                   NET ASSET VALUE
                             ------------------------        CAPITAL GAINS      DIVIDENDS             TOTAL
PERIOD COVERED                BEGINNING        ENDING         DISTRIBUTED         PAID               RETURN(1)
----------------------------------------------------------------------------------------------------------------------------
1/30/96-12/31/96               $15.54          $18.18          $ 0.0811        $ 0.0879               18.06%
----------------------------------------------------------------------------------------------------------------------------
1997                            18.18           23.63            0.1769          0.0116               31.05
----------------------------------------------------------------------------------------------------------------------------
1998                            23.63           29.32            0.5825          0.0177               26.77
----------------------------------------------------------------------------------------------------------------------------
1999                            29.32           33.76            0.6966            --                 17.59
----------------------------------------------------------------------------------------------------------------------------
01/01/00-08/31/00               33.76           34.92             --               --                  3.44
----------------------------------------------------------------------------------------------------------------------------
                                                       Totals: $ 1.5371        $ 0.1172
----------------------------------------------------------------------------------------------------------------------------
                                                            CUMULATIVE TOTAL RETURN AS OF 08/31/00:  138.55%
----------------------------------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS C SHARES

                                   NET ASSET VALUE
                             ------------------------        CAPITAL GAINS      DIVIDENDS             TOTAL
PERIOD COVERED                BEGINNING        ENDING         DISTRIBUTED         PAID               RETURN(1)
----------------------------------------------------------------------------------------------------------------------------
07/22/92-12/31/92              $12.00          $12.72          $ 0.0020        $ 0.0790                6.67%
----------------------------------------------------------------------------------------------------------------------------
1993                            12.72           13.51            0.0440          0.1340                7.64
----------------------------------------------------------------------------------------------------------------------------
1994                            13.51           12.23            0.9720          0.1300               (1.28)
----------------------------------------------------------------------------------------------------------------------------
1995                            12.23           15.20            1.0555          0.1259               34.09
----------------------------------------------------------------------------------------------------------------------------
1996                            15.20           18.26            0.0811          0.0008               20.66
----------------------------------------------------------------------------------------------------------------------------
1997                            18.26           23.75            0.1661            --                 31.01
----------------------------------------------------------------------------------------------------------------------------
1998                            23.75           29.49            0.5825          0.0034               26.78
----------------------------------------------------------------------------------------------------------------------------
1999                            29.49           33.97            0.6966            --                 17.62
----------------------------------------------------------------------------------------------------------------------------
01/01/00-08/31/00               33.97           35.14             --               --                  3.44
----------------------------------------------------------------------------------------------------------------------------
                                                       Totals: $ 3.5998        $ 0.4731
----------------------------------------------------------------------------------------------------------------------------
                                                            CUMULATIVE TOTAL RETURN AS OF 08/31/00:  270.62%
----------------------------------------------------------------------------------------------------------------------------

(1) Figures assume reinvestment of all dividends and capital gain distributions at net asset value on the payable dates and do not include sales charges; results for each class would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized.

     The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PAINEWEBBER TACTICAL ALLOCATION FUND


PERFORMANCE RESULTS (UNAUDITED) (CONCLUDED)

AVERAGE ANNUAL TOTAL RETURN(1)

                                     % RETURN WITHOUT DEDUCTING                   % RETURN AFTER DEDUCTING
                                        MAXIMUM SALES CHARGE                        MAXIMUM SALES CHARGE
                                 ------------------------------------       ------------------------------------
                                                CLASS                                       CLASS
----------------------------------------------------------------------------------------------------------------------------
                                   A*          B**            C***                A*         B**        C***
----------------------------------------------------------------------------------------------------------------------------
Twelve Months Ended 09/30/00     14.89%        14.04%         14.06%              9.70%      9.04%      13.06%
----------------------------------------------------------------------------------------------------------------------------
Five Years Ended 09/30/00        21.11          N/A           20.21              19.99       N/A        20.21
----------------------------------------------------------------------------------------------------------------------------
Commencement of Operations
  Through 09/30/00+              18.56         19.81          16.97              17.82      19.59       16.97
----------------------------------------------------------------------------------------------------------------------------

* Maximum sales charge for Class A shares in 4.5% of the public offering price. Class A shares bear ongoing 12b-1 service fees.

** Maximum contingent deferred sales charge for Class B shares is 5.0% and is reduced to 0% after 6 years. Class B shares bear ongoing 12b-1 distribution and service fees.

*** Maximum contingent deferred sales charge for Class C shares is 1.0% and is reduced to 0% after 1 year. Class C shares bear ongoing 12b-1 distribution and service fees.

+ Commencement of issuance of shares dates are May 10, 1993, January 30, 1996 and July 22, 1992 for Class A, Class B and Class C shares, respectively.

     Note: The fund offers Class Y shares to a limited group of eligible investors, including participants in certain investment programs that are sponsored by PaineWebber and may invest in PaineWebber mutual funds. For the year ended August 31, 2000 and since inception, May 10, 1993 through August 31, 2000, Class Y shares have a total return of 14.72% and 268.41%, respectively. For the one year and five year periods ended September 30, 2000 and since inception, May 10, 1993, through September 30, 2000, Class Y shares have an average annual return of 15.21%, 21.44% and 18.88%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing 12b-1 distribution and service fees.

     The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PAINEWEBBER TACTICAL ALLOCATION FUND


PORTFOLIO OF INVESTMENTS                                         AUGUST 31, 2000

  NUMBER OF
   SHARES                                                             VALUE
  --------                                                        --------------

COMMON STOCKS--76.06%+

AGRICULTURE, FOOD & BEVERAGE--2.11%
    113,580   Archer-Daniels-Midland Co. ......................   $    1,000,920
     47,350   Bestfoods Co. ...................................        3,344,094
     73,400   Campbell Soup Co. (1) ...........................        1,862,525
    427,900   Coca-Cola Co. ...................................       22,518,237
     73,500   Coca-Cola Enterprises, Inc. (1) .................        1,368,938
     86,100   Conagra, Inc. (1) ...............................        1,576,706
     50,600   General Mills, Inc. .............................        1,625,525
     60,750   Heinz, H. J. and Co. ............................        2,316,094
     24,000   Hershey Foods Corp. (1) .........................        1,024,500
     70,000   Kellogg Co. .....................................        1,623,125
     57,000   Nabisco Group Holdings Corp. ....................        1,599,563
    249,000   PepsiCo, Inc. ...................................       10,613,625
     22,800   Quaker Oats Co. .................................        1,548,975
    151,500   Sara Lee Corp. (1) ..............................        2,821,687
     24,500   Supervalue, Inc. ................................          365,969
     57,500   Sysco Corp. .....................................        2,432,969
     99,038   Unilever N.V ....................................        4,679,545
     19,700   Wrigley, Wm. Jr. Co. (1) ........................        1,459,031
                                                                  --------------
                                                                      63,782,028
                                                                  --------------
AIRLINES--0.14%
     26,900   AMR Corp.* ......................................          882,656
     21,300   Delta Air Lines, Inc. ...........................        1,054,350
     85,450   Southwest Airlines Co. ..........................        1,933,307
     11,800   US Airways Group, Inc.* .........................          401,200
                                                                  --------------
                                                                       4,271,513
                                                                  --------------
ALCOHOL--0.38%
     76,900   Anheuser-Busch Companies, Inc. ..................        6,060,681
     11,900   Brown Forman Corp. ..............................          630,700
      6,300   Coors Adolph Co. ................................          375,244
     75,400   Seagram Co. Ltd. ................................        4,538,137
                                                                  --------------
                                                                      11,604,762
                                                                  --------------
APPAREL & RETAIL--0.22%
    148,187   Gap, Inc. .......................................        3,324,946
     75,738   Limited, Inc. ...................................        1,514,760
     10,500   Liz Claiborne, Inc. .............................          461,344
     24,900   Nordstrom, Inc. (1) .............................          429,525
     53,200   TJX Companies, Inc. .............................        1,000,825
                                                                  --------------
                                                                       6,731,400
                                                                  --------------
APPAREL & TEXTILES--0.08%
     48,000   Nike, Inc. ......................................        1,899,000
     22,100   V. F. Corp. .....................................          505,538
                                                                  --------------
                                                                       2,404,538
                                                                  --------------
BANKS--5.25%
     68,800   Amsouth Bancorporation ..........................        1,255,600
    126,900   Bank of New York Company, Inc. ..................        6,654,319
    198,643   Bank One Corp. ..................................        7,002,166
    286,719   BankAmerica Corp. ...............................       15,357,386
     67,900   BB&T Corp. (1) ..................................        1,837,544
     37,400   Charter One Financial, Inc. .....................          888,250
    224,910   Chase Manhattan Corp. ...........................       12,566,846
    778,053   Citigroup, Inc. .................................       45,418,863
     27,400   Comerica, Inc. (1) ..............................        1,542,962
     80,150   Fifth Third Bancorp .............................        3,701,928
    169,304   First Union Corp. ...............................        4,899,234
    168,212   Firstar Corp. ...................................        4,016,061
    156,058   FleetBoston Financial Corp. .....................        6,661,726
     43,706   Huntington Bancshares, Inc. .....................          737,539
     28,200   J.P. Morgan & Co., Inc. .........................        4,714,687
     77,180   KeyCorp. (1) ....................................        1,558,071
     84,900   Mellon Financial Corp. ..........................        3,841,725
    105,700   National City Corp. .............................        2,213,094
     38,300   Northern Trust Corp. ............................        3,229,169
     24,290   Old Kent Financial Corp. (1) ....................          712,001
     50,400   PNC Bank Corp. ..................................        2,970,450
     39,900   Regions Financial Corp. (1) .....................          867,825
     30,600   SouthTrust Corp. ................................          862,538
     27,800   State Street Corp. ..............................        3,273,450
     32,300   Summit Bancorp, Inc. (1) ........................          894,306
     52,500   Suntrust Banks, Inc. ............................        2,592,187
     49,550   Synovus Financial Corp. .........................          975,516
     24,700   Union Planters Corp. ............................          748,719
    130,845   US Bancorp, Inc. ................................        2,845,879
     35,100   Wachovia Corp. ..................................        2,011,669
    278,260   Wells Fargo and Co.* ............................       12,017,354
                                                                  --------------
                                                                     158,869,064
                                                                  --------------
CHEMICALS--1.16%
     40,200   Air Products & Chemicals, Inc. (1) ..............        1,459,762
     14,300   Ashland, Inc. ...................................          504,075
     19,500   Avery Dennison Corp. ............................        1,054,219
    117,500   Dow Chemical Co. ................................        3,077,031
    181,000   DuPont (E.I.) de Nemours & Co. ..................        8,122,375
     13,900   Eastman Chemical Co. ............................          599,438
     22,700   Ecolab, Inc. (1) ................................          883,881
     23,450   Engelhard Corp. .................................          439,688
      5,900   FMC Corp.* (1) ..................................          400,094
     29,200   Goodyear Tire & Rubber Co. ......................          682,550
     10,400   Great Lakes Chemical Corp. (1) ..................          351,000
     20,700   Hercules, Inc. ..................................          274,275
     52,500   Illinois Tool Works, Inc. (1) ...................        2,943,281
     16,885   Kerr-McGee Corp. (1) ............................        1,066,921
     68,100   Minnesota Mining & Manufacturing Co. ............        6,333,300
     30,700   PPG Industries, Inc. ............................        1,243,350
     27,700   Praxair, Inc. ...................................        1,225,725

PAINEWEBBER TACTICAL ALLOCATION FUND


  NUMBER OF
   SHARES                                                             VALUE
  --------                                                        --------------

COMMON STOCKS--(CONTINUED)

CHEMICALS--(CONCLUDED)
     38,220   Rohm & Haas Co. .................................   $    1,105,991
     14,813   Sealed Air Corp.* ...............................          760,092
     29,700   Sherwin-Williams Co. ............................          683,100
     23,800   Union Carbide Corp. .............................          953,487
     18,300   Vulcan Materials Co. ............................          810,919
                                                                  --------------
                                                                      34,974,554
                                                                  --------------
COMPUTER HARDWARE--7.65%
     18,500   Adaptec, Inc.* ..................................          453,250
     56,600   Apple Computer, Inc.* ...........................        3,449,062
     32,000   Cabletron Systems, Inc.* ........................        1,198,000
  1,204,900   Cisco Systems, Inc.* ............................       82,686,262
    294,562   Compaq Computer Corp. ...........................       10,033,518
    446,200   Dell Computer Corp.* ............................       19,465,475
    375,900   EMC Corp.* ......................................       36,838,200
     55,900   Gateway, Inc.* ..................................        3,806,790
    173,200   Hewlett-Packard Co. .............................       20,913,900
     22,600   Lexmark International Group, Inc.* ..............        1,532,563
     52,900   Network Appliance, Inc.* ........................        6,189,300
     98,000   Palm, Inc.* .....................................        4,312,000
     44,900   Pitney Bowes, Inc. ..............................        1,641,656
     39,600   Seagate Technology, Inc.* .......................        2,351,250
    274,800   Sun Microsystems, Inc.* .........................       34,882,425
    116,200   Xerox Corp. .....................................        1,866,463
                                                                  --------------
                                                                     231,620,114
                                                                  --------------
COMPUTER SOFTWARE--5.96%
     20,900   Adobe Systems, Inc. .............................        2,717,000
     42,900   BMC Software, Inc.* .............................        1,158,300
     32,700   Citrix Systems, Inc.* (1) .......................          719,400
    102,362   Computer Associates International, Inc. .........        3,249,993
     64,500   Compuware Corp.* ................................          681,281
    306,900   IBM Corp. .......................................       40,510,800
     13,900   Mercury Interactive Corp.* ......................        1,698,406
    911,600   Microsoft Corp.* ................................       63,641,075
     17,200   NCR Corp.* (1) ..................................          694,450
     58,500   Novell, Inc.* ...................................          716,625
    491,836   Oracle Systems Corp.* ...........................       44,726,336
     48,700   Parametric Technology Corp.* ....................          651,363
     48,500   Peoplesoft, Inc.* ...............................        1,564,125
     22,946   Sabre Holdings Corp.* ...........................          639,620
     20,600   Sapient Corp.* ..................................        1,081,500
     34,700   Siebel Systems, Inc.* ...........................        6,864,094
     55,100   Unisys Corp.* ...................................          716,300
     67,900   Veritas Software Co.* (1) .......................        8,186,194
                                                                  --------------
                                                                     180,216,862
                                                                  --------------
CONSTRUCTION--0.08%
     12,600   Centex Corp. ....................................          363,825
     14,900   Fluor Corp. (1) .................................          446,069
     80,900   Masco Corp. .....................................        1,577,550
                                                                  --------------
                                                                       2,387,444
                                                                  --------------
CONSUMER DURABLES--0.09%
     15,700   Black & Decker Corp. ............................          628,981
     17,000   Grainger,W.W., Inc. .............................          490,875
     36,200   Leggett & Platt, Inc. ...........................          640,287
     14,100   Maytag Corp. ....................................          537,563
     13,500   Whirlpool Corp. .................................          513,000
                                                                  --------------
                                                                       2,810,706
                                                                  --------------
DEFENSE & AEROSPACE--0.57%
    157,078   Boeing Co. ......................................        8,423,308
     34,900   General Dynamics Corp. ..........................        2,196,519
     19,200   Goodrich, B.F. Co. (1) ..........................          783,600
     75,160   Lockheed Martin Corp. (1) .......................        2,132,665
     12,500   Northrop Grumman Corp. (1) ......................          972,656
     60,400   Raytheon Co., Class B ...........................        1,679,875
     22,000   TRW Inc. ........................................        1,005,125
                                                                  --------------
                                                                      17,193,748
                                                                  --------------
DIVERSIFIED RETAIL--1.71%
     77,816   Costco Wholesale Corp.* (1) .....................        2,679,788
     38,600   Federated Department Stores, Inc.* ..............        1,066,325
     47,700   J.C. Penney, Inc. (1) ...........................          667,800
     88,200   K Mart Corp.* ...................................          617,400
     56,900   Kohls Corp.* ....................................        3,186,400
     59,150   May Department Stores Co. .......................        1,356,753
     62,400   Sears Roebuck & Co. .............................        1,946,100
    158,600   Target Corp. ....................................        3,687,450
    772,100   Wal Mart Stores, Inc. ...........................       36,626,494
                                                                  --------------
                                                                      51,834,510
                                                                  --------------
DRUGS & MEDICINE--5.60%
     22,700   Allergan, Inc. ..................................        1,659,938
    226,000   American Home Products Corp. ....................       12,246,375
    178,000   Amgen, Inc.* (1) ................................       13,494,625
     25,900   Biogen, Inc.* ...................................        1,790,338
    341,600   Bristol-Myers Squibb Co. ........................       18,104,800
     47,950   Cardinal Health, Inc. ...........................        3,922,909
    195,460   Lilly, Eli & Co. ................................       14,268,580
     49,849   McKesson HBOC, Inc. .............................        1,243,109
     36,400   Medimmune, Inc. * ...............................        3,062,150
    398,100   Merck & Co., Inc. ...............................       27,817,238
  1,089,825   Pfizer, Inc. ....................................       47,134,931
    222,159   Pharmacia & Upjohn, Inc. ........................       13,010,186
    253,500   Schering-Plough Corp. ...........................       10,171,688

PAINEWEBBER TACTICAL ALLOCATION FUND


  NUMBER OF
   SHARES                                                             VALUE
  --------                                                        --------------

COMMON STOCKS--(CONTINUED)

DRUGS & MEDICINE--(CONCLUDED)
     15,700   Sigma-Aldrich Corp. .............................   $      456,281
     17,100   Watson Pharmaceuticals, Inc.* (1) ...............        1,054,856
                                                                  --------------
                                                                     169,438,004
                                                                  --------------
ELECTRIC UTILITIES--1.44%
     73,800   AES Corp.* (1) ..................................        4,704,750
     23,400   Ameren Corp. (1) ................................          946,237
     54,440   American Electric Power, Inc. ...................        1,919,010
     27,425   Cinergy Corp. ...................................          805,609
     20,100   CMS Energy Corp. ................................          525,113
     36,800   Consolidated Edison, Inc. (1) ...................        1,152,300
     25,800   Constellation Energy Group, Inc. (1) ............          986,850
     27,500   CP & L Energy, Inc. (1) .........................        1,017,500
     40,700   Dominion Resources, Inc. (1) ....................        2,157,100
     25,400   DTE Energy Co. (1) ..............................          882,650
     63,106   Duke Energy Corp. ...............................        4,721,118
     57,500   Edison International, Inc. (1) ..................        1,189,531
     40,600   Entergy Corp. ...................................        1,235,762
     40,500   FirstEnergy Corp. ...............................        1,002,375
     17,100   Florida Progress Corp. ..........................          887,063
     30,400   FPL Group, Inc. .................................        1,622,600
     22,700   GPU Inc. ........................................          695,188
     32,100   Niagara Mohawk Holdings, Inc.* ..................          413,288
     29,300   PECO Energy Co. .................................        1,411,894
     66,800   PG&E Corp. ......................................        1,933,025
     15,100   Pinnacle West Capital Corp. (1) .................          621,931
     25,800   PPL Corp. .......................................          864,300
     37,400   Public Service Enterprise Group, Inc. ...........        1,355,750
     51,394   Reliant Energy, Inc. ............................        1,908,002
     35,811   Sempra Energy ...................................          698,315
    111,300   Southern Co. ....................................        3,332,044
     46,252   Texas Utilities Co. .............................        1,615,929
     31,100   Unicom Corp. (1) ................................        1,420,881
     59,830   Xcel Energy, Inc. (1) ...........................        1,499,489
                                                                  --------------
                                                                      43,525,604
                                                                  --------------
ELECTRICAL EQUIPMENT--4.99%
    117,100   ADC Telecommunications, Inc.* ...................        4,793,781
     78,547   Agilent Technologies, Inc. * ....................        4,737,366
     14,500   Andrew Corp.* ...................................          429,563
     26,600   Comverse Technology, Inc.* ......................        2,445,537
     50,200   Corning, Inc. ...................................       16,462,462
     24,800   Danaher Corp. ...................................        1,393,450
     35,600   Dover Corp. .....................................        1,739,950
     13,100   Eaton Corp. (1) .................................          869,513
    138,475   Honeywell, Inc. .................................        5,339,942
     15,700   Johnson Controls, Inc. (1) ......................          838,969
     32,400   KLA-Tencor Corp. * ..............................        2,126,250
    564,230   Lucent Technologies, Inc. (1) ...................       23,591,867
      8,300   Millipore Corp. .................................          505,263
     34,275   Molex, Inc. (1) .................................        1,810,148
    372,674   Motorola, Inc. ..................................       13,439,556
    513,260   Nortel Networks Corp. (1) .......................       41,862,769
     36,200   PE Corp. ........................................        3,561,175
    128,500   Qualcomm, Inc.* .................................        7,693,937
     25,800   Sanmina Corp.* ..................................        3,044,400
     27,800   Scientific-Atlanta, Inc. ........................        2,166,662
    103,500   Solectron Corp.* ................................        4,689,844
      8,600   Tektronix, Inc. .................................          655,213
     71,100   Tellabs, Inc.* ..................................        3,994,931
     30,200   Teradyne, Inc.* .................................        1,957,338
     31,000   Thermo Electron Corp.* ..........................          720,750
                                                                  --------------
                                                                     150,870,636
                                                                  --------------
ELECTRICAL POWER--0.24%
     17,700   Cooper Industries, Inc. .........................          625,031
      8,600   Cummins Engine Co., Inc. (1) ....................          305,300
     73,800   Emerson Electric Co. (1) ........................        4,884,638
     33,100   Rockwell International Corp. ....................        1,338,481
                                                                  --------------
                                                                       7,153,450
                                                                  --------------
ENERGY RESERVES & PRODUCTION--3.12%
     16,900   Amerada Hess Corp. (1) ..........................        1,156,594
     42,136   Anadarko Petroleum Corp. (1) ....................        2,771,285
     21,500   Apache Corp. ....................................        1,354,500
     38,000   Burlington Resources, Inc. (1) ..................        1,493,875
    112,600   Chevron Corp. ...................................        9,514,700
    601,463   Exxon Mobil Corp. ...............................       49,094,417
     65,400   Occidental Petroleum Corp. (1) ..................        1,414,275
     44,300   Phillips Petroleum Co. (1) ......................        2,741,062
    370,100   Royal Dutch Petroleum Co., ADR ..................       22,645,494
     26,000   Tosco Corp. .....................................          793,000
     42,700   Unocal Corp. ....................................        1,425,113
                                                                  --------------
                                                                      94,404,315
                                                                  --------------
ENTERTAINMENT--0.66%
    105,100   Carnival Corp. ..................................        2,095,431
    264,183   Viacom, Inc., Class B* ..........................       17,782,818
                                                                  --------------
                                                                      19,878,249
                                                                  --------------
ENVIRONMENTAL SERVICES--0.08%
     34,300   Allied Waste Industries, Inc.* (1) ..............          315,131
    107,757   Waste Management, Inc. (1) ......................        2,040,648
                                                                  --------------
                                                                       2,355,779
                                                                  --------------
FINANCIAL SERVICES--5.23%
    232,200   American Express Co. ............................       13,728,825
     44,450   AON Corp. .......................................        1,658,541

PAINEWEBBER TACTICAL ALLOCATION FUND

  NUMBER OF
   SHARES                                                             VALUE
  --------                                                        --------------

COMMON STOCKS--(CONTINUED)

FINANCIAL SERVICES--(CONCLUDED)
    126,690   Associates First Capital Corp. ..................   $    3,563,156
     34,000   Capital One Financial Corp. .....................        2,050,625
    125,921   Cendant Corp.* ..................................        1,660,583
     47,600   CIT Group, Inc. .................................          833,000
     20,500   Countrywide Credit Industries, Inc. .............          776,438
    121,000   Federal Home Loan Mortgage Corp. ................        5,097,125
    174,700   Federal National Mortgage Association ...........        9,390,125
  1,711,700   General Electric Co. ............................      100,455,394
     17,500   H&R Block, Inc. .................................          627,813
     82,345   Household International, Inc. ...................        3,952,560
     46,550   Marsh & McLennan Companies, Inc. ................        5,527,812
    145,350   MBNA Corp. ......................................        5,132,672
     24,650   Providian Financial Corp. .......................        2,833,209
     27,400   USA Education, Inc. .............................        1,073,737
                                                                  --------------
                                                                     158,361,615
                                                                  --------------
FOOD RETAIL--0.31%
     73,682   Albertson's, Inc. ...............................        1,584,163
    145,000   Kroger Co.* (1) .................................        3,289,687
     86,000   Safeway, Inc.* ..................................        4,240,875
     26,800   Winn Dixie Stores, Inc. .........................          373,525
                                                                  --------------
                                                                       9,488,250
                                                                  --------------
FOREST PRODUCTS & PAPER--0.51%
     10,300   Bemis, Inc. (1) .................................          345,050
     11,700   Boise Cascade Corp. .............................          349,537
     36,200   Fort James Corp. ................................        1,144,825
     30,900   Georgia-Pacific Corp. ...........................          826,575
     84,528   International Paper Co. .........................        2,694,330
     96,120   Kimberly Clark Corp. ............................        5,623,020
     19,100   Mead Corp. ......................................          512,119
     32,800   Pactiv Corp.* ...................................          360,800
     10,000   Temple-Inland, Inc. .............................          424,375
     19,200   Westvaco Corp. ..................................          525,600
     41,300   Weyerhaeuser Co. ................................        1,912,706
     20,600   Willamette Industries, Inc. (1) .................          628,300
                                                                  --------------
                                                                      15,347,237
                                                                  --------------
FREIGHT, AIR, SEA & LAND--0.07%
     50,900   FedEx Corp.* ....................................        2,053,815
                                                                  --------------
GAS UTILITY--0.15%
     13,900   Columbia Energy Group ...........................          975,606
      5,300   Eastern Enterprises .............................          335,225
     40,000   El Paso Energy Corp. (1) ........................        2,330,000
     20,300   Keyspan Corp. ...................................          699,081
      8,500   NICOR, Inc. (1) .................................          313,438
                                                                  --------------
                                                                       4,653,350
                                                                  --------------
HEAVY MACHINERY--0.07%
     34,000   American Power Conversion Corp.* ................          809,625
     41,700   Deere & Co. .....................................        1,373,494
                                                                  --------------
                                                                       2,183,119
                                                                  --------------
HOTELS--0.10%
     22,550   Harrah's Entertainment, Inc.* ...................          639,856
     66,900   Hilton Hotels Corp. .............................          669,000
     42,000   Marriott International, Inc. (1) ................        1,659,000
                                                                  --------------
                                                                       2,967,856
                                                                  --------------
HOUSEHOLD PRODUCTS--1.04%
     10,900   Alberto Culver Co. (1) ..........................          308,606
     41,600   Avon Products, Inc. .............................        1,630,200
     41,000   Clorox Co. ......................................        1,483,687
    100,100   Colgate-Palmolive Co. ...........................        5,098,844
     28,900   Fortune Brands, Inc. ............................          736,950
    181,000   Gillette Co. ....................................        5,430,000
     18,700   International Flavors and Fragrances ............          481,525
     47,457   Newell Rubbermaid, Inc. .........................        1,230,916
    226,300   Procter & Gamble Co. ............................       13,988,169
     54,000   Ralston Purina Co. (1) ..........................        1,221,750
                                                                  --------------
                                                                      31,610,647
                                                                  --------------
INDUSTRIAL PARTS--0.44%
     61,200   Caterpillar, Inc. ...............................        2,249,100
     33,150   Genuine Parts Co. (1) ...........................          681,647
     28,650   Ingersoll Rand Co. ..............................        1,305,366
     16,100   ITT Industries, Inc. ............................          541,363
     22,966   Pall Corp. ......................................          490,898
     20,000   Parker-Hannifin Corp. (1) .......................          696,250
     11,550   Snap-On, Inc. (1) ...............................          355,884
     16,800   Stanley Works ...................................          449,400
     25,300   Textron, Inc. (1) ...............................        1,418,381
     81,600   United Technologies Corp. .......................        5,094,900
                                                                  --------------
                                                                      13,283,189
                                                                  --------------
INDUSTRIAL SERVICES & SUPPLIES--0.55%
    292,652   Tyco International, Ltd. ........................       16,681,164
                                                                  --------------
INFORMATION & COMPUTER SERVICES--2.10%
    398,000   America Online, Inc.* ...........................       23,332,750
    108,400   Automatic Data Processing, Inc. .................        6,463,350
     25,600   Ceridian Corp.* .................................          619,200
     29,000   Computer Sciences Corp.* ........................        2,292,812
     26,700   Convergys Corp.* (1) ............................        1,044,637
     28,300   Dun & Bradstreet Corp. ..........................          933,900
     80,700   Electronic Data Systems Corp. ...................        4,019,869
     24,900   Equifax, Inc. ...................................          633,394
     71,700   First Data Corp. ................................        3,419,194

PAINEWEBBER TACTICAL ALLOCATION FUND

  NUMBER OF
   SHARES                                                             VALUE
  --------                                                        --------------

COMMON STOCKS--(CONTINUED)

INFORMATION & COMPUTER SERVICES--(CONCLUDED)
     51,900   IMS Health, Inc. ................................   $      979,612
     52,100   Interpublic Group Companies, Inc. (1) ...........        1,992,825
     30,800   Omnicom Group, Inc. .............................        2,569,875
     64,425   Paychex, Inc. ...................................        2,874,966
     20,800   Quintiles Transnational Corp.* (1) ..............          289,900
     94,100   Yahoo, Inc.* (1) ................................       11,433,150
     12,800   Young & Rubicam, Inc.* ..........................          748,800
                                                                  --------------
                                                                      63,648,234
                                                                  --------------
LEISURE--0.25%
     17,700   Brunswick Corp. .................................          331,875
     54,500   Eastman Kodak Co. ...............................        3,392,625
     52,900   Harley Davidson, Inc. ...........................        2,635,081
     32,750   Hasbro, Inc. ....................................          403,235
     75,983   Mattel, Inc. ....................................          750,332
                                                                  --------------
                                                                       7,513,148
                                                                  --------------
LIFE INSURANCE--0.45%
     24,697   Aetna Life & Casualty Co. .......................        1,381,489
     45,600   AFLAC, Inc. .....................................        2,462,400
     42,588   American General Corp. ..........................        3,100,939
     28,600   CIGNA Corp. .....................................        2,781,350
     58,962   Conseco, Inc. (1) ...............................          497,492
     33,400   Lincoln National Corp. ..........................        1,803,600
     22,500   Torchmark, Inc. (1) .............................          631,406
     41,957   UNUM Provident Corp. ............................          909,942
                                                                  --------------
                                                                      13,568,618
                                                                  --------------
LONG DISTANCE & PHONE COMPANIES--3.99%
    649,817   AT&T Corp. ......................................       20,469,236
    324,900   BellSouth Corp. .................................       12,122,831
     24,750   Centurytel, Inc. ................................          713,109
    153,040   Global Crossing Ltd.* (1) .......................        4,600,765
    282,907   Qwest Communications International, Inc. * (1) ..       14,605,074
    588,624   SBC Communications, Inc. ........................       24,575,052
    151,500   Sprint Corp. ....................................        5,075,250
    470,910   Verizon Communications ..........................       20,543,449
    496,080   WorldCom, Inc.* .................................       18,106,920
                                                                  --------------
                                                                     120,811,686
                                                                  --------------
MEDIA--1.53%
     66,000   Clear Channel Communications* ...................        4,776,750
    156,100   Comcast Corp., Class A* .........................        5,814,725
    359,400   Disney, Walt Co. ................................       13,994,137
     10,200   Meredith Corp. ..................................          278,588
    227,800   Time Warner, Inc. ...............................       19,476,900
     54,157   Tribune Co. .....................................        1,932,728
                                                                  --------------
                                                                      46,273,828
                                                                  --------------
MEDICAL PRODUCTS--1.97%
    268,400   Abbott Laboratories .............................       11,742,500
     19,900   Alza Corp.* .....................................        1,504,937
      9,400   Bard, C.R., Inc. (1) ............................          458,838
      9,600   Bausch & Lomb, Inc. .............................          343,200
     50,600   Baxter International, Inc. ......................        4,212,450
     44,400   Becton, Dickinson & Co. .........................        1,337,550
     31,500   Biomet, Inc. (1) ................................        1,065,094
     71,300   Boston Scientific Corp.* ........................        1,350,244
     53,300   Guidant Corp. ...................................        3,587,756
    240,800   Johnson & Johnson ...............................       22,138,550
     12,200   Mallinckrodt Group, Inc. ........................          549,763
    207,300   Medtronic, Inc. (1) .............................       10,624,125
     15,100   St. Jude Medical, Inc.* .........................          598,337
                                                                  --------------
                                                                      59,513,344
                                                                  --------------
MEDICAL PROVIDERS--0.31%
     98,427   Columbia/HCA Healthcare Corp. ...................        3,395,731
     72,400   HEALTHSOUTH Corp.* ..............................          443,450
     56,600   Tenet Healthcare Corp.* .........................        1,754,600
     28,500   United Healthcare Corp. .........................        2,693,250
     11,500   Wellpoint Health Networks, Inc.* ................          992,594
                                                                  --------------
                                                                       9,279,625
                                                                  --------------
MINING & METALS--0.31%
     39,400   Alcan Aluminum, Ltd. ............................        1,292,812
    150,224   Alcoa, Inc. .....................................        4,994,948
     16,090   Allegheny Technologies, Inc. ....................          349,958
     25,600   Crown Cork & Seal, Inc. .........................          331,200
     34,100   Inco Ltd.* ......................................          609,537
     15,500   Nucor Corp. (1) .................................          569,625
     27,900   Owens Illinois, Inc.* ...........................          364,444
     14,800   Phelps Dodge Corp.* (1) .........................          658,600
     19,800   USX-U.S. Steel Group, Inc. ......................          344,025
                                                                  --------------
                                                                       9,515,149
                                                                  --------------
MOTOR VEHICLES--0.61%
     28,800   DANA Corp. (1) ..................................          711,000
    100,178   Delphi Automotive Systems Corp. .................        1,646,676
    327,623   Ford Motor Co. ..................................        7,924,381
     93,400   General Motors Corp. ............................        6,742,312
     11,800   Navistar International Corp.* ...................          442,500
     14,230   PACCAR, Inc. ....................................          603,886
     25,353   Visteon Corp. ...................................          397,725
                                                                  --------------
                                                                      18,468,480
                                                                  --------------
OIL REFINING--0.88%
     37,300   Coastal Corp. ...................................        2,569,038
    108,900   Conoco, Inc. ....................................        2,845,012
    126,600   Enron Corp. .....................................       10,745,175

PAINEWEBBER TACTICAL ALLOCATION FUND


  NUMBER OF
   SHARES                                                             VALUE
  --------                                                        --------------

COMMON STOCKS--(CONTINUED)

OIL REFINING--(CONCLUDED)
     17,292   Sunoco, Inc. ....................................   $      470,126
     96,000   Texaco, Inc. ....................................        4,944,000
     55,800   USX-Marathon Group ..............................        1,531,013
     76,900   Williams Companies, Inc. ........................        3,542,206
                                                                  --------------
                                                                      26,646,570
                                                                  --------------
OIL SERVICES--0.57%
     57,760   Baker Hughes, Inc. ..............................        2,111,850
     76,300   Halliburton Co. .................................        4,043,900
     17,700   Rowan Co., Inc.* ................................          548,700
     98,300   Schlumberger Ltd. (1) ...........................        8,386,219
     36,882   Transocean Sedco Forex, Inc. ....................        2,203,699
                                                                  --------------
                                                                      17,294,368
                                                                  --------------
OTHER INSURANCE--1.77%
    128,984   Allstate Corp. ..................................        3,748,597
    399,567   American International Group, Inc. ..............       35,611,409
     30,300   Chubb Corp. .....................................        2,319,844
     28,000   Cincinnati Financial Corp. ......................        1,088,500
     37,200   Hartford Financial Services Group, Inc. .........        2,478,450
     17,725   Jefferson-Pilot Corp. ...........................        1,173,173
     17,600   Loews Corp. .....................................        1,424,500
     17,200   MBIA, Inc. ......................................        1,130,900
     18,300   MGIC Investment Corp. ...........................        1,076,269
     12,700   Progressive Corp. (1) ...........................          962,819
     23,800   SAFECO Corp. ....................................          626,238
     37,564   St. Paul Companies, Inc. ........................        1,788,985
                                                                  --------------
                                                                      53,429,684
                                                                  --------------
PRECIOUS METALS--0.09%
     72,400   Barrick Gold Corp. ..............................        1,153,875
     54,700   Homestake-Mining Co. ............................          304,269
     32,476   Newmont Mining Corp. ............................          602,836
     62,700   Placer Dome, Inc. ...............................          556,462
                                                                  --------------
                                                                       2,617,442
                                                                  --------------
PUBLISHING--0.31%
     15,000   Deluxe Corp. ....................................          330,000
     23,100   Donnelley, R.R. & Sons Co. ......................          594,825
     16,100   Dow Jones & Company, Inc. (1) ...................        1,007,256
     46,400   Gannett, Inc. (1) ...............................        2,627,400
     13,000   Harcourt General, Inc. ..........................          771,063
     14,400   Knight Ridder, Inc. .............................          786,600
     34,100   McGraw-Hill Companies, Inc. .....................        2,112,069
     30,400   New York Times Co., Class A .....................        1,191,300
                                                                  --------------
                                                                       9,420,513
                                                                  --------------
RAILROADS--0.18%
     74,766   Burlington Northern Santa Fe, Inc. ..............        1,672,889
     39,000   CSX Corp. (1) ...................................          931,125
     67,400   Norfolk Southern Corp. ..........................        1,082,613
     43,600   Union Pacific Corp. .............................        1,733,100
                                                                  --------------
                                                                       5,419,727
                                                                  --------------
RESTAURANTS--0.32%
     23,300   Darden Restaurants, Inc. (1) ....................          412,119
    230,700   McDonalds Corp. .................................        6,892,162
     32,100   Starbucks Corp.* ................................        1,175,662
     26,520   Tricon Global Restaurants, Inc.* ................          772,395
     21,500   Wendy's International, Inc. .....................          405,813
                                                                  --------------
                                                                       9,658,151
                                                                  --------------
SECURITIES & ASSET MANAGEMENT--1.65%
     23,212   Bear Stearns & Co. (1) ..........................        1,556,655
    237,700   Charles Schwab Corp. (1) ........................        9,077,169
     45,900   Franklin Resources, Inc. ........................        1,744,200
     21,900   Lehman Brothers Holdings, Inc. ..................        3,175,500
     68,500   Merrill Lynch & Co., Inc. .......................        9,932,500
    197,600   Morgan Stanley Dean Witter & Co. ................       21,254,350
     41,300   Stilwell Financial, Inc.* .......................        1,997,887
     23,600   T. Rowe Price & Associates, Inc. (1) ............        1,067,900
                                                                  --------------
                                                                      49,806,161
                                                                  --------------
SEMICONDUCTOR--6.23%
     53,600   Advanced Micro Devices, Inc.* ...................        2,016,700
     69,200   Altera Corp.* ...................................        4,485,025
     61,400   Analog Devices, Inc.* ...........................        6,170,700
    139,900   Applied Materials, Inc.* ........................       12,075,119
     37,300   Broadcom Corp. * (1) ............................        9,325,000
     37,900   Conexant Systems, Inc. * ........................        1,409,406
  1,159,900   Intel Corp. .....................................       86,847,512
    161,500   JDS Uniphase Corp.* .............................       20,104,227
     54,000   Linear Technology Corp. .........................        3,884,625
     53,400   LSI Logic Corp.* ................................        1,919,063
     49,000   Maxim Integrated Productions, Inc.* .............        4,296,687
     96,200   Micron Technology, Inc.* ........................        7,864,350
     31,000   National Semiconductor Corp.* ...................        1,379,500
     22,900   Novellus Systems, Inc.* .........................        1,409,781
      8,800   Perkinelmer, Inc. (1) ...........................          791,450
    294,000   Texas Instruments, Inc. .........................       19,679,625
     55,800   Xilinx, Inc.* ...................................        4,959,225
                                                                  --------------
                                                                     188,617,995
                                                                  --------------
SPECIALTY RETAIL--1.37%
     24,000   Autozone, Inc.* (1) .............................          540,000
     49,200   Bed, Bath & Beyond, Inc.* .......................          864,075
     35,600   Best Buy Company, Inc.* (1) .....................        2,198,300

PAINEWEBBER TACTICAL ALLOCATION FUND


  NUMBER OF
   SHARES                                                             VALUE
  --------                                                        --------------

COMMON STOCKS--(CONCLUDED)

SPECIALTY RETAIL--(CONCLUDED)
     35,600   Circuit City Stores, Inc. .......................   $      923,375
     68,000   CVS Corp. .......................................        2,524,500
     57,666   Dollar General Corp. ............................        1,185,757
    400,550   Home Depot, Inc. ................................       19,251,435
     66,500   Lowe's Companies, Inc. ..........................        2,980,031
     57,100   Office Depot, Inc.* .............................          417,544
     32,500   Radioshack Corp. ................................        1,917,500
     84,400   Staples, Inc.* ..................................        1,297,650
     25,400   Tiffany & Co. ...................................        1,057,275
     39,100   Toys R Us, Inc.* (1) ............................          711,131
    174,600   Walgreen Co. ....................................        5,739,975
                                                                  --------------
                                                                      41,608,548
                                                                  --------------
THRIFT--0.16%
     27,900   Golden West Financial Corp. (1) .................        1,328,738
     96,475   Washington Mutual, Inc. (1) .....................        3,376,625
                                                                  --------------
                                                                       4,705,363
                                                                  --------------
TOBACCO--0.41%
    395,200   Philip Morris Companies, Inc. ...................       11,707,800
     29,600   UST, Inc. (1) ...................................          640,100
                                                                  --------------
                                                                      12,347,900
                                                                  --------------
WIRELESS TELECOMMUNICATIONS--0.60%
     54,800   Alltel Corp. ....................................        2,770,825
    131,600   Nextel Communications, Inc.* (1) ................        7,295,575
    159,100   Sprint Corp.* (1) ...............................        7,984,832
                                                                  --------------
                                                                      18,051,232
                                                                  --------------
Total Common Stocks
  (cost--$1,697,095,204) ......................................    2,301,173,288
                                                                  --------------


  PRINCIPAL
   AMOUNT                                                                       MATURITY       INTEREST
    (000)                                                                         DATES          RATES
  --------                                                                      --------       --------
SHORT-TERM U.S. GOVERNMENT OBLIGATION--23.87%

$   723,017   U.S. Treasury Bills (cost--$722,301,018) (1) ..................    09/07/00    5.930 to 6.040%@           722,301,018
                                                                                                                     --------------
REPURCHASE AGREEMENT--0.09%
      2,777   Repurchase Agreement dated 08/31/00 with Dresdner Bank,
                collateralized by $2,822,000 U.S. Treasury Notes, 5.75%
                due 06/30/01 (value -- $2,832,724); proceeds:
                $2,777,509 (cost--$2,777,000) ...............................    09/01/00         6.600                   2,777,000
                                                                                                                     --------------
Total Investments (cost--$2,422,173,222)--100.02% ...........................                                         3,026,251,306
Liabilities in excess of other assets--(0.02)% ..............................                                              (549,022)
                                                                                                                     --------------
Net Assets--100.00% .........................................................                                        $3,025,702,284
                                                                                                                     ==============


----------

*    Non-Income producing security.

@    Interest rates shown are the discount rates at date of purchase.

(1)  Security, or a portion thereof, was on loan at August 31, 2000.

ADR  American Depositary Receipt.

+ The common stock portion of the portfolio is intended to track the S&P 500 Index. Since the Fund had a target allocation of 75% of the portfolio to common stocks, it represents approximately 75% of the Fund's assets.

                 See accompanying notes to financial statements

PAINEWEBBER TACTICAL ALLOCATION FUND


STATEMENT OF ASSETS AND LIABILITIES                              AUGUST 31, 2000


ASSETS
Investments in securities, at value (cost--$2,422,173,222) ....   $3,026,251,306
Investments of cash collateral received for securities
  loaned, at value (cost--$871,953,435) .......................      871,953,435
Cash ..........................................................              878
Receivable for shares of beneficial interest sold .............        5,870,445
Dividends and interest receivable .............................        3,135,260
Other assets ..................................................          673,574
                                                                  --------------
Total assets ..................................................    3,907,884,898
                                                                  --------------

LIABILITIES
Collateral for securities loaned ..............................      871,953,435
Payable for shares of beneficial interest repurchased .........        5,849,638
Payable for investments purchased .............................          847,453
Payable to affiliates .........................................        2,982,639
Accrued expenses and other liabilities ........................          549,449
                                                                  --------------
Total liabilities .............................................      882,182,614
                                                                  --------------

NET ASSETS
Beneficial interest--$0.001 par value
  (unlimited amount authorized) ...............................    2,145,528,865
Accumulated undistributed net investment income ...............       35,339,257
Accumulated net realized gains from investment transactions ...      240,756,078
Net unrealized appreciation of investments ....................      604,078,084
                                                                  --------------
Net assets ....................................................   $3,025,702,284
                                                                  ==============

CLASS A:
Net assets ....................................................   $  866,955,957
                                                                  --------------
Shares outstanding ............................................       24,358,195
                                                                  --------------
Net asset value and redemption value per share ................   $        35.59
                                                                  ==============
Maximum offering price per share (net asset value
  plus sales charge of 4.50% of offering price) ...............   $        37.27
                                                                  ==============

CLASS B:
Net assets ....................................................   $1,091,106,718
                                                                  --------------
Shares outstanding ............................................       31,244,328
                                                                  --------------
Net asset value and offering price per share ..................   $        34.92
                                                                  ==============

CLASS C:
Net assets ....................................................   $  868,544,544
                                                                  --------------
Shares outstanding ............................................       24,718,783
                                                                  --------------
Net asset value and offering price per share ..................   $        35.14
                                                                  ==============

CLASS Y:
Net assets ....................................................   $  199,095,065
                                                                  --------------
Shares outstanding ............................................        5,542,651
                                                                  --------------
Net asset value, offering price and redemption
  value per share .............................................   $        35.92
                                                                  ==============

                 See accompanying notes to financial statements

PAINEWEBBER TACTICAL ALLOCATION FUND


STATEMENT OF OPERATIONS

                                                                     FOR THE
                                                                   YEAR ENDED
                                                                 AUGUST 31, 2000
                                                                 --------------
INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $90,077) ..........   $ 22,857,405
Interest .......................................................     50,076,037
                                                                   ------------
                                                                     72,933,442
                                                                   ------------

EXPENSES:
Investment advisory and administration .........................     12,616,827
Service fees--Class A ..........................................      1,967,523
Service and distribution fees--Class B .........................     10,199,321
Service and distribution fees--Class C .........................      8,091,186
Transfer agency ................................................      1,711,680
Custody and accounting .........................................      1,693,566
Federal and state registration .................................        384,476
Reports and notices to shareholders ............................        290,088
Legal and audit ................................................        140,894
Interest expense ...............................................         41,031
Trustees' fees .................................................         13,500
Other expenses .................................................        184,963
                                                                   ------------
                                                                     37,335,055
Less: Fee waiver from adviser ..................................       (336,961)
                                                                   ------------
Net expenses ...................................................     36,998,094
                                                                   ------------
Net investment income ..........................................     35,935,348
                                                                   ------------

REALIZED AND UNREALIZED GAINS FROM INVESTMENT ACTIVITIES:
Net realized gains from investment transactions ................    274,200,450
Net change in unrealized appreciation of investments ...........     48,680,000
                                                                   ------------
NET REALIZED AND UNREALIZED GAINS FROM INVESTMENT ACTIVITIES ...    322,880,450
                                                                   ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...........   $358,815,798
                                                                   ============

                 See accompanying notes to financial statements

PAINEWEBBER TACTICAL ALLOCATION FUND


STATEMENT OF CHANGES IN NET ASSETS

                                                                         FOR THE YEARS
                                                                        ENDED AUGUST 31,
                                                               --------------------------------
                                                                    2000               1999
                                                               --------------    --------------
FROM OPERATIONS:
Net investment income ......................................   $   35,935,348    $    1,198,127
Net realized gains from investment transactions ............      274,200,450        35,156,348
Net change in unrealized appreciation of investments .......       48,680,000       489,874,969
                                                               --------------    --------------
Net increase in net assets resulting from operations .......      358,815,798       526,229,444
                                                               --------------    --------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income--Class A .............................         (457,809)       (2,724,561)
Net investment income--Class B .............................               --          (401,698)
Net investment income--Class C .............................               --           (61,213)
Net investment income--Class Y .............................         (134,697)         (774,047)
Net realized gains from investment transactions--Class A ...      (15,787,602)       (9,094,882)
Net realized gains from investment transactions--Class B ...      (21,276,711)      (13,219,722)
Net realized gains from investment transactions--Class C ...      (16,640,608)      (10,487,215)
Net realized gains from investment transactions--Class Y ...       (3,096,714)       (1,917,018)
                                                               --------------    --------------
Total dividends and distributions to shareholders ..........      (57,394,141)      (38,680,356)
                                                               --------------    --------------

FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from the sale of shares .......................      883,445,360     1,246,391,035
Cost of shares repurchased .................................     (749,724,431)     (530,096,507)
Proceeds from dividends reinvested .........................       54,372,714        36,391,184
                                                               --------------    --------------

Net increase in net assets from beneficial
  interest transactions ....................................      188,093,643       752,685,712
                                                               --------------    --------------
Net increase in net assets .................................      489,515,300     1,240,234,800

NET ASSETS:
Beginning of year ..........................................    2,536,186,984     1,295,952,184
                                                               --------------    --------------
End of year (including undistributed net investment
  income of $35,339,257 at August 31, 2000) ................   $3,025,702,284    $2,536,186,984
                                                               ==============    ==============

                 See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS


ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     PaineWebber Tactical Allocation Fund (the "Fund") is a series of PaineWebber Investment Trust (the "Trust") and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company.

     Currently, the Fund offers Class A, Class B, Class C and Class Y shares. Each class represents interests in the same assets of the Fund, and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges and certain transfer agency expenses. In addition, Class B shares and all corresponding reinvested dividend shares automatically convert to Class A shares approximately six years after issuance. All classes of shares have equal voting privileges except that Class A, Class B, and Class C shares each have exclusive voting rights with respect to their respective service and/or distribution plans. Class Y shares have no service or distribution plan.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

     VALUATION OF INVESTMENTS--The Fund calculates net asset values based on the current market value for its portfolio's securities. The Fund normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") normally are valued at the last sale price on Nasdaq prior to valuation. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), the investment adviser and administrator of the Fund. Mitchell Hutchins is a wholly owned asset management subsidiary of PaineWebber Incorporated ("PaineWebber"), a wholly owned subsidiary of Paine Webber Group Inc. ("PW Group"). If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Trust's board of trustees (the "board"). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt-instruments with sixty days or less remaining to maturity, unless the Trust's board determines that this does not represent fair value.

     REPURCHASE AGREEMENTS--The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund occasionally participates in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins.

     INVESTMENT TRANSACTIONS AND INVESTMENT INCOME--Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

     Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

     DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

INVESTMENT ADVISER AND ADMINISTRATOR

     The Trust's board has approved an Investment Advisory and Administration Contract ("Advisory Contract") with Mitchell Hutchins, under which Mitchell Hutchins serves as investment adviser and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays Mitchell Hutchins an investment advisory and administration fee, which is accrued daily and paid monthly, at an annual rate of 0.50% of the Fund's average daily net assets up to $250 million and 0.45% thereafter. At August 31, 2000, the Fund owed Mitchell Hutchins $1,138,851 in investment advisory and administration fees. Mitchell Hutchins waived a portion of its investment advisory and administration fees in connection with the Fund's investment of cash collateral from security lending in the Mitchell Hutchins Private Money Market Fund LLC. For the year ended August 31, 2000, Mitchell Hutchins waived $336,961.

     For the year ended August 31, 2000, the Fund paid no brokerage commissions to PaineWebber for transactions executed on behalf of the Fund.

     On July 12, 2000, PW Group and UBS AG ("UBS") announced that they had entered into an agreement and plan of merger under which PW Group will merge into a wholly owned subsidiary of UBS. If all required approvals are obtained and the required conditions are satisfied, PW Group and UBS expect to complete the transaction in the fourth quarter of 2000. UBS, with headquarters in Zurich, Switzerland, is an internationally diversified organization with operations in many areas of the financial services industry.

DISTRIBUTION PLANS

     Mitchell Hutchins is the distributor of the Fund's shares and has appointed PaineWebber as the exclusive dealer for the sale of those shares. Under separate plans of service and/or distribution pertaining to Class A, Class B and Class C shares, the Fund pays Mitchell Hutchins monthly service fees at an annual rate of 0.25% of the average daily net assets of Class A, Class B and Class C shares and monthly distribution fees at the annual rate of 0.75% of the average daily net assets of Class B and Class C shares. At August 31, 2000, the Fund owed Mitchell Hutchins $1,804,819 in service and distribution fees.

     Mitchell Hutchins also receives the proceeds of the initial sales charges paid by shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by shareholders upon certain redemptions of Class A, Class B and Class C shares. Mitchell Hutchins has informed the Fund that for the year ended August 31, 2000, it earned $6,283,025 in sales charges.

TRANSFER AGENCY SERVICE FEES

     PaineWebber provides transfer agency related services to the Fund pursuant to a delegation of authority from PFPC, Inc., the Fund's transfer agent, and is compensated for the services by PFPC, Inc., not the Fund. For the year ended August 31, 2000, PaineWebber received from PFPC, Inc., not the Fund, approximately 51% of the total transfer agency and related service fees collected by PFPC, Inc. from the Fund.

SECURITY LENDING

     The Fund may lend securities up to 33 1/3% of its total assets to qualified institutions. The loans are secured at all times by cash or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest, determined on a daily basis and adjusted accordingly. The Fund will regain record ownership of loaned securities to exercise certain beneficial rights however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation, which is included in interest income, for lending its securities from interest earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. For the year ended August 31, 2000, the Fund earned $1,964,551 for lending its securities and PaineWebber earned $692,987 in compensation as the Fund's lending agent. At August 31, 2000, the Fund owed PaineWebber $38,969 in compensation.

     As of August 31, 2000, the Fund held cash and/or cash equivalents having an aggregate value of $871,953,435 as collateral for portfolio securities loaned having a market value of $856,521,427. The cash collateral was invested in the following money market funds:

  NUMBER OF
    SHARES                                                             VALUE
 -----------                                                        ------------
  56,323,885   AIM Liquid Assets Portfolio .......................  $ 56,323,885
     509,191   AIM Prime Money Market Portfolio ..................       509,191
 712,166,490   Mitchell Hutchins Private Money Market Fund LLC ...   712,166,490
 100,083,624   Provident Temporary Cash Portfolio ................   100,083,624
   2,870,245   Scudder Institutional Fund Inc. ...................     2,870,245
                                                                    ------------
Total investments of cash collateral received
  for securities loaned (cost-- $871,953,435) ....................  $871,953,435
                                                                    ============
BANK LINE OF CREDIT

     The Fund may borrow up to $10 million under a short-term unsecured line of credit with the Fund's custodian ("Line of Credit") and may participate with other funds managed by Mitchell Hutchins in a $200 million committed credit facility ("Facility") to be utilized for, temporary financing until the settlement of sale or purchase of portfolio securities, the repurchase or redemption of shares of the Fund at the request of the shareholders and other temporary or emergency purposes.

     Under the Facility arrangement, the Fund has agreed to pay a commitment fee, pro rata, based on the relative asset size of the funds in the Facility. Interest is charged to the Fund at rates based on prevailing market rates in effect at the time of borrowings. On September 28, 1999, the Fund borrowed approximately $22,329,000 under the Facility for one day at a rate of 5.738% which resulted in $3,558 of interest expense. In addition, the Fund had an average daily amount of borrowing outstanding under the Line of Credit of $1,679,277 with a related weighted average annualized interest rate of 6.42%.

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)


INVESTMENTS IN SECURITIES

     For federal income tax purposes, the cost of securities owned at August 31, 2000 was substantially the same as the cost of securities for financial statement purposes.

     At August 31, 2000, the components of net unrealized appreciation of investments were as follows:

          Gross appreciation (investments having
            an excess of value over cost) ......................    $658,684,781

          Gross depreciation (investments having
             an excess of cost over value) .....................    (54,606,697)
                                                                    ------------
          Net unrealized appreciation of investments ...........    $604,078,084
                                                                    ============

   For the year ended August 31, 2000, total aggregate purchases and sales of portfolio securities, excluding short-term securities, were as follows:

          Purchases ............................................  $2,520,014,086
          Sales ................................................   3,079,625,395

FEDERAL TAX STATUS

     The Fund intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

BENEFICIAL INTEREST

     There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                                 CLASS A                    CLASS B                     CLASS C                   CLASS Y
YEAR ENDED             -------------------------   -------------------------   -------------------------   ------------------------
AUGUST 31, 2000:          SHARES        AMOUNT       SHARES        AMOUNT        SHARES        AMOUNT       SHARES         AMOUNT
                       ----------   ------------   ----------   ------------   ----------   ------------   ----------   -----------
Shares sold .........   8,903,032   $299,120,599    7,934,947   $261,530,276    6,783,889   $225,558,900    2,868,207   $97,235,585
Shares
  repurchased .......  (7,719,643)  (259,521,614)  (7,393,283)  (242,104,550)  (5,927,604)  (197,982,074)  (1,481,463   (50,116,193)
Shares converted
  from Class B
  to Class A ........     607,819     20,231,362     (616,542)   (20,231,362)          --             --           --            --
Dividends
  reinvested ........     464,362     15,430,750      602,857     19,761,597      484,157     15,967,532       95,992     3,212,835
                       ----------   ------------   ----------   ------------   ----------   ------------   ----------   -----------
Net increase ........   2,255,570   $ 75,261,097      527,979   $ 18,955,961    1,340,442   $ 43,544,358    1,482,736   $50,332,227
                       ==========   ============   ==========   ============   ==========   ============   ==========   ===========

YEAR ENDED
AUGUST 31, 1999:

Shares sold .........  12,182,274   $368,812,546   15,261,028   $456,532,117   11,064,843   $332,735,375    2,872,510   $88,310,997
Shares
  repurchased .......  (5,539,275)  (165,933,961)  (5,108,195)  (152,010,284)  (5,015,265)  (149,378,433)  (2,051,185)  (62,773,829)
Shares converted
  from Class B
  to Class A ........     604,844     18,219,358     (610,505)   (18,219,358)          --             --           --            --
Dividends
  reinvested ........     404,414     11,287,184      461,158     12,787,918      364,581     10,171,796       76,472     2,144,286
                       ----------   ------------   ----------   ------------   ----------   ------------   ----------   -----------
Net increase ........   7,652,257   $232,385,127   10,003,486   $299,090,393    6,414,159   $193,528,738      897,797   $27,681,454
                       ==========   ============   ==========   ============   ==========   ============   ==========   ===========

PAINEWEBBER TACTICAL ALLOCATION FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                CLASS A                                                   CLASS B
                          ---------------------------------------------------   ---------------------------------------------------
                                                                                                                           FOR THE
                                                                                                                            PERIOD
                                                                                                                         JANUARY 30,
                                             FOR THE YEARS                                     FOR THE YEARS               1996+ TO
                                            ENDED AUGUST 31,                                  ENDED AUGUST 31,            AUGUST 31,
                          ---------------------------------------------------   -----------------------------------------
                            2000       1999       1998       1997      1996        2000        1999      1998      1997      1996
                          --------   --------   --------   --------   -------   ----------   --------  --------  --------  -------
Net asset value,
  beginning of period ... $  31.79   $  23.55   $  22.23   $  16.15   $ 14.86   $    31.41   $  23.32  $  22.08  $  16.13  $ 15.54
                          --------   --------   --------   --------   -------   ----------   --------  --------  --------  -------
Net investment income
  (loss) ................     0.60@      0.15       0.15       0.18@     0.18         0.33@     (0.04)       --      0.03@    0.02
Net realized and
  unrealized gains from
  investments ...........     3.92@      8.84       1.47       6.12@     2.31         3.88@      8.73      1.43      6.09@    0.57
                          --------   --------   --------   --------   -------   ----------   --------  --------  --------  -------
Net increase from
  investment operations .     4.52       8.99       1.62       6.30      2.49         4.21       8.69      1.43      6.12     0.59
                          --------   --------   --------   --------   -------   ----------   --------  --------  --------  -------
Dividends from net
  investment income .....    (0.02)     (0.17)     (0.12)     (0.14)    (0.14)          --      (0.02)    (0.01)    (0.09)      --
Distributions from net
  realized gains from
  investment
  transactions ..........    (0.70)     (0.58)     (0.18)     (0.08)    (1.06)       (0.70)     (0.58)    (0.18)    (0.08)      --
                          --------   --------   --------   --------   -------   ----------   --------  --------  --------  -------
Total dividends and
  distributions to
  shareholders ..........    (0.72)     (0.75)     (0.30)     (0.22)    (1.20)       (0.70)     (0.60)    (0.19)    (0.17)      --
                          --------   --------   --------   --------   -------   ----------   --------  --------  --------  -------
Net asset value, end of
  period ................ $  35.59   $  31.79   $  23.55   $  22.23   $ 16.15   $    34.92   $  31.41  $  23.32  $  22.08  $ 16.13
                          ========   ========   ========   ========   =======   ==========   ========  ========  ========  =======
Total investment
  return(1) .............    14.37%     38.65%      7.31%     39.26%    17.35%       13.54%     37.61%     6.49%    38.14%    3.80%
                          ========   ========   ========   ========   =======   ==========   ========  ========  ========  =======
Ratios/supplemental
  data:
Net assets, end of period
  (000's) ............... $866,956   $702,580   $340,245   $170,759   $23,551   $1,091,107   $964,933  $483,068  $239,836  $28,495
Expenses to average net
  assets, net of waivers
  from adviser(2) .......     0.84%      0.84%      0.95%      0.99%     1.17%        1.60%      1.59%     1.71%     1.74%    1.84%*
Net investment income
  (loss) to average net
  assets, net of waivers
  from adviser(2) .......     1.77%      0.56%      0.74%      0.88%     1.12%        1.00%     (0.20)%   (0.02)%    0.13%    0.47%*
Portfolio turnover ......      122%         6%        33%         6%        6%         122%         6%       33%        6%       6%

----------

+    Commencement of issuance of shares.

*    Annualized.

@    Calculated using the average shares outstanding for the year.

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or program fees; results would be lower if they were included. Total investment return for periods of less than one year has not been annualized.

(2) During the years ended August 31, 2000 and August 31, 1999, Mitchell Hutchins waived a portion of its advisory and administration fees. The ratios excluding the waiver would be the same since the fee waiver represents less than 0.005%.

#    Actual amount is less than $0.005.

PAINEWEBBER TACTICAL ALLOCATION FUND

                         CLASS C                                               CLASS Y
----------------------------------------------------   ----------------------------------------------------



                     FOR THE YEARS                                         FOR THE YEARS
                    ENDED AUGUST 31,                                      ENDED AUGUST 31,
----------------------------------------------------   ----------------------------------------------------
  2000       1999       1998       1997       1996       2000       1999       1998       1997       1996
--------   --------   --------   --------   --------   --------   --------   --------   --------   --------
$  31.60   $  23.45   $  22.18   $  16.12   $  14.87   $  31.99   $  23.68   $  22.33   $  16.20   $  14.88
--------   --------   --------   --------   --------   --------   --------   --------   --------   --------

    0.34@     (0.06)     (0.01)      0.03@      0.06       0.71@      0.22       0.21       0.23@      0.30


    3.90@      8.79       1.45       6.11@      2.32       3.95@      8.91       1.49       6.13@      2.24
--------   --------   --------   --------   --------   --------   --------   --------   --------   --------

    4.24       8.73       1.44       6.14       2.38       4.66       9.13       1.70       6.36       2.54
--------   --------   --------   --------   --------   --------   --------   --------   --------   --------

      --      (0.00)#       --         --      (0.07)     (0.03)     (0.24)     (0.17)     (0.15)     (0.16)



   (0.70)     (0.58)     (0.17)     (0.08)     (1.06)     (0.70)     (0.58)     (0.18)     (0.08)     (1.06)
--------   --------   --------   --------   --------   --------   --------   --------   --------   --------


   (0.70)     (0.58)     (0.17)     (0.08)     (1.13)     (0.73)     (0.82)     (0.35)     (0.23)     (1.22)
--------   --------   --------   --------   --------   --------   --------   --------   --------   --------

$  35.14   $  31.60   $  23.45   $  22.18   $  16.12   $  35.92   $  31.99   $  23.68   $  22.33   $  16.20
========   ========   ========   ========   ========   ========   ========   ========   ========   ========

   13.55%     37.58%      6.49%     38.20%     16.52%     14.72%     39.03%      7.62%     39.55%     17.70%
========   ========   ========   ========   ========   ========   ========   ========   ========   ========



$868,545   $738,781   $397,767   $233,044   $ 73,630   $199,095   $129,893   $ 74,872   $ 36,467   $ 12,803


    1.60%      1.60%      1.70%      1.75%      1.95%      0.56%      0.58%      0.67%      0.74%      0.95%



    1.01%     (0.20)%    (0.01)%     0.14%      0.35%      2.09%      0.82%      1.03%      1.16%      1.38%
     122%         6%        33%         6%         6%       122%         6%        33%         6%         6%

PAINEWEBBER TACTICAL ALLOCATION FUND


REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS


To the Shareholders and Trustees of
PaineWebber Tactical Allocation Fund


     We have audited the accompanying statement of assets and liabilities of PaineWebber Tactical Allocation Fund, including the portfolio of investments, as of August 31, 2000, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We have conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned at August 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of PaineWebber Tactical Allocation Fund at August 31, 2000, and the results of its operations for the year then ended, the changes in its net assets for each of the two years then ended and the financial highlights for each of the indicated periods, in conformity with accounting principles generally accepted in the United States.


New York, New York                              /s/ Ernst & Young LLP
October 17, 2000

PAINEWEBBER TACTICAL ALLOCATION FUND


TAX INFORMATION (UNAUDITED)


     We are required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise you within 60 days of the Fund's fiscal year end (August 31, 2000) as to federal tax status of distributions received by shareholders during such fiscal year. Accordingly, we are advising you that the following distributions paid during the fiscal year are taxable and are derived from the following sources:

PER SHARE DATA:                     CLASS A    CLASS B    CLASS C    CLASS Y
-------------                       -------    -------    -------    -------
Net investment income* ..........   $0.0202         --         --    $0.0303
Short-term capital gains* .......    0.0154    $0.0154    $0.0154     0.0154
Long-term capital gains .........    0.6812     0.6812     0.6812     0.6812
Percentage of ordinary income
  dividends qualifying for the
  dividends received deduction
  available to corporate
  shareholders ..................     52.37%     52.37%     52.37%     52.37%

----------

* Taxable as ordinary income.

     Dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income. Some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

     Since the Fund's fiscal year is not the calendar year, another notification will be sent in respect of calendar year 2000. The second notification, which will reflect the amount to be used by calendar year taxpayers on their federal income tax returns, will be made in conjunction with Form 1099 DIV and will be mailed in January 2001. Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.

                 (This page has been left blank intentionally.)

================================================================================

TRUSTEES
E. Garrett Bewkes, Jr.          Meyer Feldberg
CHAIRMAN                        George W. Gowen
Margo N. Alexander              Frederic V. Malek
Richard Q. Armstrong            Carl W. Schafer
Richard R. Burt                 Brian M. Storms


PRINCIPAL OFFICERS
Margo N. Alexander              Paul H. Schubert
PRESIDENT                       VICE PRESIDENT AND TREASURER

Amy Doberman                    T. Kirkham Barneby
VICE PRESIDENT                  VICE PRESIDENT

Dianne E. O'Donnell
VICE PRESIDENT AND SECRETARY


INVESTMENT ADVISER,
ADMINISTRATOR AND
DISTRIBUTOR
Mitchell Hutchins Asset Management Inc.
51 West 52nd Street
New York, New York 10019-6114








THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF THE FUND UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.

A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION FOR ANY OF THE FUNDS LISTED ON THE BACK COVER CAN BE OBTAINED FROM A PAINEWEBBER FINANCIAL ADVISOR OR CORRESPONDENT FIRM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.